Financial Instruments and Financial Risk Management - Fair Value by Hierarchy (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Financial Instruments and Financial Risk Management
Fair value gain on financial asset - FID	$ 474	$ 1,489	$ 3,757	$ 1,880
Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	51,895		51,895		$ 48,138
SWA
Financial Instruments and Financial Risk Management
Financial assets	31,200		31,200		28,400
ETX
Financial Instruments and Financial Risk Management
Financial assets	20,700		20,700		19,700
Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	5,350		5,350		2,335
Fair value gain on financial asset - FID			2,800	$ 0
Level 3 of fair value hierarchy | Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	51,895		51,895		48,138
Level 3 of fair value hierarchy | Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	$ 5,350		$ 5,350		$ 2,335